Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
Segment Information
TimkenSteel operates and reports financial results for two segments: Industrial & Mobile and Energy & Distribution. These segments represent the level at which the chief operating decision maker (CODM) reviews the financial performance of TimkenSteel and makes operating decisions. Segment earnings before interest and taxes (EBIT) is the measure of profit and loss that the CODM uses to evaluate the financial performance of TimkenSteel and is the basis for resource allocation, performance reviews and compensation. For these reasons, TimkenSteel believes that Segment EBIT represents the most relevant measure of segment profit and loss. The CODM may exclude certain charges or gains from EBIT, such as corporate charges and other special charges, to arrive at a Segment EBIT that is a more meaningful measure of profit and loss upon which to base operating decisions. TimkenSteel defines Segment EBIT margin as Segment EBIT as a percentage of net sales.
TimkenSteel changed the method by which certain costs and expenses are allocated to its reportable segments beginning with the third quarter of 2014. The change reflects a refinement of its internal reporting to align with the way management now makes operating decisions and manages the growth and profitability of its business as an independent company subsequent to the spinoff from Timken. This change corresponds with management’s current approach to allocating costs and resources and assessing the performance of its segments. TimkenSteel reports segment information in accordance with the provisions of FASB ASC 280, “Segment Reporting.” There has been no change in the total consolidated financial condition or results of operations previously reported as a result of the change in its segment cost structure. All periods presented have been adjusted to reflect this change.
Industrial & Mobile
The Industrial & Mobile segment is a leading provider of high-quality air-melted alloy steel bars, tubes, precision components and value-added services. For the industrial market sector, TimkenSteel sells to original equipment manufacturers including agriculture, construction, machinery, military, mining, power generation and rail. For the mobile market sector, TimkenSteel sells to automotive customers including light-vehicle, medium-truck and heavy-truck applications. Products in this segment are in applications, including engine, transmission and driveline components, large hydraulic system components, military ordnance, mining and construction drilling applications and other types of equipment.
Energy & Distribution
The Energy & Distribution segment is a leading provider of high-quality air-melted alloy steel bars, seamless tubes and value-added services such as thermal treatment and machining. The Energy & Distribution segment offers unique steel chemistries in various product configurations to improve customers’ performance in demanding drilling, completion and production activities. Application of TimkenSteel’s engineered material solutions can be found in both offshore and land-based drilling rig activities. Vertical and horizontal drilling and completion applications include high strength drill string components and specialized completion tools that enable hydraulic fracturing for shale gas and oil. Distribution channel activity also is conducted through this segment. Distribution channel activity constitutes direct sales of steel bars and seamless mechanical tubes to distributors. TimkenSteel authorized service centers enable TimkenSteel to collaborate with various independent service centers to deliver differentiated solutions for end users.

	Years Ended December 31,
	2014	2013	2012
Net Sales:
Industrial & Mobile	$962.0	$865.0	$1,014.1
Energy & Distribution	712.2	515.9	714.6
	$1,674.2	$1,380.9	$1,728.7
Segment EBIT:
Industrial & Mobile	$79.8	$83.9	$102.0
Energy & Distribution	98.8	58.6	128.9
Total Segment EBIT	$178.6	$142.5	$230.9
Unallocated (1)	(19.5)	(14.7)	3.7
Interest expense	(0.9)	(0.2)	(0.3)
Income Before Income Taxes	$158.2	$127.6	$234.3
(1) Unallocated are costs associated with strategy, corporate development, tax, treasury, legal, internal audit, LIFO and general administration expenses.

Energy & Distribution intersegment sales to the Industrial & Mobile segment were $1.5 million, $1.7 million and $1.7 million for the years ended December 31, 2014, 2013 and 2012, respectively.

	Years Ended December 31,
	2014	2013	2012
Capital Expenditures:
Industrial & Mobile	$59.6	$83.5	$92.8
Energy & Distribution	70.0	99.3	74.4
	$129.6	$182.8	$167.2
Depreciation and Amortization:
Industrial & Mobile	$27.8	$22.1	$24.2
Energy & Distribution	30.2	27.9	22.0
	$58.0	$50.0	$46.2

	December 31,
	2014	2013
Assets Employed at Year-end:
Industrial & Mobile	700.1	585.9
Energy & Distribution	750.7	571.9
Unallocated (2)	(86.7)	(79.0)
	$1,364.1	$1,078.8
(2) Unallocated assets are costs associated with LIFO.
Geographic Information
TimkenSteel changed the method by which it reports net sales by geographic area during the year ended December 31, 2014. The change reflects a refinement of its internal reporting to align with the way management now makes operating decisions and manages the growth and profitability of its business as an independent company subsequent to the spinoff from Timken. Net sales by geographic area are now reported by the country in which the customer is domiciled. All periods present have been adjusted to reflect this change. There has been no change in the total consolidated financial condition or results of operations previously reported as a result of the change in the determination of geographic information.
Long-lived assets include property, plant and equipment and intangible assets subject to amortization. Long-lived assets by geographic area are reported by the location of the TimkenSteel subsidiary to which the asset is attributed.

	Years Ended December 31,
	2014	2013	2012
Net Sales:
United States	$1,514.9	$1,244.4	$1,567.4
Foreign	159.3	136.5	161.3
	$1,674.2	$1,380.9	$1,728.7

	December 31,
	2014	2013
Long-lived Assets:
United States	$801.6	$693.6
Foreign	0.6	0.2
	$802.2	$693.8